Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 27, 2018	Oct. 31, 2018	Dec. 12, 2017	Nov. 20, 2017	Oct. 31, 2017	Dec. 28, 2016	Oct. 31, 2016	Dec. 23, 2015	Oct. 31, 2015	Dec. 22, 2014	Oct. 31, 2014
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 16,249.89		$ 11,613.75		$ 11,604.39		$ 22,159.79		$ 16,540.23		$ 11,388.97			$ 8,972.56			$ 10,471.11		$ 8,747.78		$ 8,251.38		$ 9,450.22
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 15,952.37		11,488.09		11,567.45		22,251.97		16,736.10		11,617.06			9,216.27			10,843.25		9,126.98		8,670.63		10,000.00
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 17,631.31		12,566.89		12,527.25		23,855.30		17,770.06		12,200.19			9,583.74			11,169.47		9,306.24		8,741.33		10,000.00
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,680.05		12,603.11		12,553.53		23,877.49		17,779.21		12,206.47			9,588.68			11,175.22		9,311.03		8,755.74		10,000.00
PGIM Jennison Global Infrastructure Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 15,722.05		12,294.29		12,661.16		13,948.66		11,155.62		11,734.35			9,617.22			10,133.69		8,877.20		8,650.89		9,450.35
PGIM Jennison Global Infrastructure Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 15,436.52		12,157.34		12,610.58		13,998.15		11,279.87		11,953.45			9,878.45			10,488.45		9,249.97		9,079.27		10,000.01
PGIM Jennison Global Infrastructure Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 17,138.21		13,363.61		13,716.35		15,060.87		12,008.22		12,581.42			10,287.21			10,813.21		9,443.12		9,171.88		10,000.00
PGIM Jennison Global Infrastructure Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,388.93		14,328.22		14,706.99		16,149.69		12,874.50		13,498.74			11,028.24			11,601.59	$ 10,000.00
PGIM Jennison Global Opportunities Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 34,853.99		24,927.94		20,754.48		35,595.09		25,840.66		16,497.75			14,410.36			13,906.97		10,161.76		10,490.64		9,450.30
PGIM Jennison Global Opportunities Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 34,022.48		24,540.80		20,603.78		35,639.48		26,084.11		16,794.78			14,800.58			14,394.49		10,594.63		11,022.48		10,000.00
PGIM Jennison Global Opportunities Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 37,583.08		26,840.55		22,313.23		38,203.41		27,692.30		17,649.96			15,398.72			14,820.04		10,804.51		11,129.14		10,000.00
PGIM Jennison Global Opportunities Fund Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 25,359.56	$ 22,724.73	18,183.05	$ 17,672.38	15,178.80	$ 17,770.17	26,100.68	$ 22,915.87	18,989.81	$ 13,511.42	12,151.54	$ 12,316.67	$ 10,000.01
PGIM Jennison Global Opportunities Fund Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 25,749.48	23,046.44	18,416.53	17,879.17	15,338.96	17,928.02	26,300.73	23,061.89	19,091.81	13,559.99	12,180.68	12,326.38	10,000.01
PGIM Jennison Global Opportunities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 37,987.13		27,103.22		22,509.72		38,505.44		27,886.93		17,759.72			15,477.04			14,883.40		10,833.93		11,151.95	$ 10,000.00
PGIM Jennison International Opportunities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 22,343.27		17,374.88		15,955.34		27,865.41		20,354.56		14,124.46			11,447.18			12,373.37		8,943.56		9,471.78		9,450.07
PGIM Jennison International Opportunities Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 21,862.51		17,138.65		15,865.94		27,940.71		20,569.42		14,383.77			11,762.87			12,815.91		9,329.17		9,961.00		10,000.00
PGIM Jennison International Opportunities Fund Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,172.57		13,406.31		12,355.39		21,662.89		15,879.69		11,061.30			9,001.14		$ 10,000.00
PGIM Jennison International Opportunities Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 24,170.74		18,764.43		17,194.34		29,973.00		21,854.20		15,128.06			12,243.60			13,199.67		9,520.19		10,053.32		10,000.00
PGIM Jennison International Opportunities Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 20,402.77	19,236.14	15,908.59	17,698.31	14,642.53	16,989.05	25,642.40	22,821.20	18,774.84	13,549.68	13,046.36	12,556.30	10,000.01
PGIM Jennison International Opportunities Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,714.16	19,501.14	16,107.33	17,903.66	14,788.25	17,134.75	25,834.45	22,966.90	18,860.94	13,596.03	13,079.48	12,569.54	10,000.01
PGIM Jennison International Opportunities Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,075.40		18,681.80		17,107.88		29,809.22		21,718.79		15,026.15			12,145.70			13,089.38		9,433.96	$ 10,000.00
PGIM Quant Solutions International Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 14,080.53		10,912.53		9,580.01		12,791.86		9,894.50		10,314.35			9,682.38			10,855.79		8,673.00		8,753.99		9,450.44
PGIM Quant Solutions International Equity Fund Class - C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 13,451.93		10,565.37		9,423.94		12,732.22		9,955.49		10,525.51			9,951.62			11,247.07		9,046.39		9,189.51		10,000.00
PGIM Quant Solutions International Equity Fund Class - Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 15,499.99		11,959.54		10,446.14		13,894.86		10,700.68		11,101.67			10,370.09			11,598.09		9,244.60		9,285.42		10,000.00
PGIM Quant Solutions International Equity Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,298.88		13,327.74		11,592.67		15,375.74		11,830.82		12,230.11			11,394.58			12,721.52	10,000.00
PGIM Emerging Markets Debt Hard Currency Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 10,215.06		8,642.88		7,997.25		10,696.95		10,005.14		10,191.12			9,000.26	$ 9,674.92
PGIM Emerging Markets Debt Hard Currency Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 10,039.94		8,546.56		7,967.97		10,740.96		10,122.74		10,387.41			9,241.76	10,000.00
PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,776.77		9,092.56		8,375.18		11,169.30		10,428.30		10,579.79			9,321.11	10,000.00
PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,846.31		9,127.94		8,412.77		11,208.39		10,441.91		10,594.71			9,328.40	10,000.00
PGIM Emerging Markets Debt Local Currency Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 9,535.35		8,957.20		7,950.92		9,717.70		9,509.64		9,879.79			8,507.06			9,315.78		8,842.25		8,089.17		9,675.06
PGIM Emerging Markets Debt Local Currency Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 9,152.78		8,644.15		7,734.50		9,528.03		9,392.53		9,825.69			8,530.58			9,437.15		9,017.34		8,301.48		10,000.00
PGIM Emerging Markets Debt Local Currency Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,171.99		9,516.99		8,418.71		10,245.09		9,982.85		10,339.60			8,875.49			9,734.88		9,196.56		8,411.80		10,000.00
PGIM Emerging Markets Debt Local Currency Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,251.26		9,563.84		8,472.69		10,303.91		10,033.26		10,368.75			8,907.57			9,749.02		9,212.45		8,407.74		10,000.00
MSCI Emerging Markets ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ND Index
Account Value	$ 14,011.90355853901		11,181.329465728149		10,091.509782099161		14,630.963826254263		12,509.337852820236		11,555.807333504197			10,330.967822338209			11,809.016522564918		9,338.8165549903315		8,546.7503802123374		10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.485380664715		24,598.757525359266		22,333.512239907519		26,155.039154417482		18,301.24832813584		16,681.400969214628			14,591.058436592128			13,592.51933472245	10,000	10,994.30714188321		10,519.953730900437		10,000
MSCI All Country World ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ND Index
Account Value	$ 23,807.574747926836	$ 18,209.498697263498	17,928.631109055117	$ 15,502.401356023327	16,224.735856785213	$ 15,189.305781621144	20,270.118771827005	$ 16,063.480105281284	14,765.787775888146	$ 11,021.529244531399	14,077.693519880573	$ 11,596.419714878075	$ 10,000	12,503.357976098217			12,568.402237912542		10,201.372804077122		9,996.6684646239519	$ 10,000	10,000
MSCI All Country World ex US ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US ND Index
Account Value	$ 15,972.350977490894		12,846.511957800514		11,462.743727327397		15,228.188021506608		11,744.603678802761		12,059.441852475835			10,838.234474653345		$ 10,000	11,811.623936810778		9,553.4009108135451	$ 10,000	9,532.023322858151		10,000
JP Morgan Emerging Markets Bond Index Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Markets Bond Index Global Diversified Index
Account Value	$ 11,184.256847125185		9,465.1845854175026		8,734.935107619116		11,521.714895903489		11,034.640568897981		10,927.462507930355			9,556.3671994244378	$ 10,000
JP Morgan Government Bond Index Emerging Markets Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
Account Value	$ 9,942.0127638696085		9,141.4437751486621		8,053.803152540173		10,101.894236862247		10,017.616998084119		10,414.706772973381			9,009.9947796803917			9,644.5906390910586		9,169.4282220349614		8,257.55499685975		10,000
S&P Global Infrastructure Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Net Index
Account Value	$ 16,409.412915648933		$ 12,430.040258105124		$ 12,713.707393041841		$ 13,443.310731024521		$ 10,508.181686874399		$ 12,628.634493464269			$ 10,528.729749768574			$ 11,501.264243590073	$ 10,000	$ 9,871.2997029237467		$ 9,371.07460468195		$ 10,000